SCHEDULE OF LINE OF CREDIT FOR WORKING CAPITAL REQUIREMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Outstanding as of December 31, 2022	$ 10,263,804	$ 2,722,111
IRD loan [member] | Education angels line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 20,063
Borrowings, interest rate	3.25%
Borrowings start date	2020
Tensure	72 months
Outstanding as of December 31, 2022	$ 3,088	10,247
Juke NWN765 [member] | Education angels line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 19,679
Borrowings, interest rate	1.30%
Borrowings start date	2021
Tensure	36 months
Outstanding as of December 31, 2022		5,500
Qashqai NWN767 [member] | Education angels line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 22,258
Borrowings, interest rate	1.20%
Borrowings start date	2021
Tensure	36 months
Outstanding as of December 31, 2022		6,990
Qashqai NWN766 [member] | Education angels line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 22,258
Borrowings, interest rate	1.20%
Borrowings start date	2022
Tensure	36 months
Outstanding as of December 31, 2022		7,396
Lloyds cbil [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 239,540
Borrowings, interest rate	2.80%
Borrowings start date	2020
Tensure	60 months
Outstanding as of December 31, 2022	$ 74,344	126,067
Funding circle loan mpl [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 380,804
Borrowings, interest rate	9.30%
Borrowings start date	2022
Tensure	48 months
Outstanding as of December 31, 2022	$ 121,576	235,504
The funding circle [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 116,054
Borrowings, interest rate	9.30%
Borrowings start date	2022
Tensure	48 months
Outstanding as of December 31, 2022	$ 37,052	69,271
Lloyds bounce back loan [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 51,378
Borrowings, interest rate	2.50%
Borrowings start date	2022
Tensure	72 months
Outstanding as of December 31, 2022	$ 17,731	30,764
Other Loan [Member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 14,269
Borrowings, interest rate
Borrowings start date	2021
Outstanding as of December 31, 2022	$ 10,013	14,269
Bridege loan alto opportunity [member]
IfrsStatementLineItems [Line Items]
Borrowings start date	2023
Tensure	4 months
Outstanding as of December 31, 2022		2,177,329
Bridege loan alto opportunity [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 2,200,000
Borrowings, interest rate	0.00%
Promissory note alto opportunity [member]
IfrsStatementLineItems [Line Items]
Borrowings start date	2024
Tensure	18 months
Outstanding as of December 31, 2022
Promissory note alto opportunity [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 5,720,000
Borrowings, interest rate	0.00%
Arch lending btc collateral [member]
IfrsStatementLineItems [Line Items]
Borrowings start date	2024
Tensure	18 months
Outstanding as of December 31, 2022	$ 10,000,000
Arch lending btc collateral [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 10,000,000
Borrowings, interest rate	13.90%